Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Property Subject to or Available for Operating Lease

Investment in operating leases at March 31, 2010 and 2011 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Transportation equipment	¥580,009	¥624,958	$7,516
Measuring and information-related equipment	170,047	176,304	2,120
Real estate	826,398	836,953	10,066
Other	19,267	19,152	230

	1,595,721	1,657,367	19,932
Accumulated depreciation	(399,747)	(402,697)	(4,843)

Net	1,195,974	1,254,670	15,089
Accrued rental receivables	17,249	15,625	188

	¥1,213,223	¥1,270,295	$15,277

Operating Lease Expense

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Depreciation expenses	¥140,431	¥138,165	¥135,712	$1,632
Various expenses	52,506	53,008	52,959	637

	¥192,937	¥191,173	¥188,671	$2,269

Future Minimum Lease Payments Under Noncancelable Operating Leases

The operating lease contracts include non-cancelable lease terms that range up to 20 years. The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥144,758	$1,741
2013	95,032	1,143
2014	63,187	760
2015	40,238	484
2016	24,628	296
Thereafter	55,180	663

Total	¥423,023	$5,087